Schedule of investments
Macquarie VIP Pathfinder Aggressive Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.86%<<
Fixed Income Funds — 14.65%
Macquarie VIP Corporate Bond Series Service Class	1,547,414	$ 7,412,114
Macquarie VIP High Income Series Standard Class	44,184	130,785
Macquarie VIP Limited-Term Bond Series Service Class	27,603	129,736
		7,672,635
Global / International Equity Fund — 29.93%
Macquarie VIP International Core Equity Series Service Class	892,370	15,678,939
		15,678,939
US Equity Funds — 55.28%
Macquarie VIP Core Equity Series Service Class	707,824	10,058,179
Macquarie VIP Growth and Income Series Standard Class	70,206	2,425,606
Macquarie VIP Growth Series Service Class	715,575	7,427,668
Macquarie VIP Mid Cap Growth Series Standard Class	60,950	643,026
Macquarie VIP Small Cap Growth Series Standard Class	92,316	613,903
Macquarie VIP Smid Cap Core Series Service Class	218,847	2,840,629
Macquarie VIP Value Series Service Class	1,005,493	4,947,024
		28,956,035
Total Affiliated Mutual Funds (cost $56,113,202)		52,307,609

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	33,024	$ 33,024
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	33,025	33,025
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	33,025	33,025
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	33,025	33,025
Total Short-Term Investments (cost $132,099)		132,099

Total Value of Securities—100.11% (cost $56,245,301)		52,439,708
Liabilities Net of Receivables and Other Assets—(0.11%)		(58,291)
Net Assets Applicable to 12,656,076 Shares Outstanding—100.00%		$52,381,417
<<	Affiliated company.
NQ- VIP-PF [0924] 1124 (4018035)    1